Segment Information (Geographical Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,337,991	$ 1,280,986	$ 1,344,777
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	555,676	525,532	543,877
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	71,797	79,578	75,974
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	627,473	605,110	619,851
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	428,055	409,955	451,092
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 282,463	$ 265,921	$ 273,834